Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2016	2017	2018

Cayman Islands	894	2,045	3,305
U.S.	9,840	80,008	23,347
PRC	1,338	11,341	6,742
BVI	-	2,498	22,979
Australia	473	496	1,101
Net loss before income taxes	12,545	96,388	57,474

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2016	2017	2018
Net loss before income taxes	12,545	96,388	57,474
Expected income tax benefit	4,391	33,736	12,069
Tax rate differential	581	5,796	(2,121)
Non-deductible expenses	(152)	(25,299)	(880)
Deemed disposal gain*	-	(10,506)	-
Impact of U.S. statutory tax rate change	-	(2,943)	-
Non-taxable income	-	227	75
Others	(63)	74	(143)
Change in valuation allowance	(4,757)	(1,085)	(9,000)

Total income tax benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforward	7,244	13,403
Intangible asset	329	191
Deferral of tax deduction of R&D expense	1,239	2,891
Share based compensation	1,427	2,754
Less: valuation allowance	(10,239)	(19,239)

Net deferred tax assets	-	-